Aggregate Amount of Indebtedness at Maturities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Indebtedness [Line Items]
2013
2014	28,972,744
2015	15,506,906
2016
2017
Thereafter
Long-term Debt	$ 44,479,650	$ 7,200,000